Significant Accounting Policies and Practices (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2022
Significant Accounting Policies and Practices (Details) [Line Items]
Marketable equity securities	$ 96		$ 96				$ 96
Other expenses			11,646	$ 0
Uninsured cash balance	0		0		$ 2,700,000	$ 7,700,000
Total assets			622,445
Impairment charge	249,586		$ 257,117
Weighted average life of the intangible assets			7 years 1 month 6 days		7 years 3 months 3 days
Amortization expense	94,130	$ 75,069	$ 355,509	$ 143,776
Goodwill	$ 25,139		$ 25,139		$ 1,035,795
Management fee percentage			20.00%		20.00%
Revenue percentage	80.00%		80.00%		80.00%
Fixed fees percentage			20.00%		20.00%
Contract occur percentage			100.00%		100.00%
Promotional discounts amount			$ 9.99
Free trials amount			99
Deferred revenue	$ 305,555		305,555		$ 234,159	88,637
Deferred revenue	13,512		159,727
Bad debt expense			124,186		110,805	53,692
Allowance for doubtful accounts			311,133		186,147	80,509
Deemed dividend			63,064		410,750
Other expenses					0	(7,453)
Cash excess amounts					250,000
Total assets					675,024
Impairment charge of investments					688,127	0
impairment charge of investements					487,365
Research and development tax					$ 275,213	507,242
Equity Investments [Member]
Significant Accounting Policies and Practices (Details) [Line Items]
Description of investments					Our investments in debt securities are subject to interest rate risk. To minimize the exposure due to an adverse shift in interest rates, we invest in securities with maturities of two years or less and maintain a weighted average maturity of one year or less.
Minimum [Member]
Significant Accounting Policies and Practices (Details) [Line Items]
Contract amounts for partner and monthly services clients			500		$ 500
Fixed fees			10,000		10,000
Branded challenges			10,000		10,000
Branded articles			2,500		2,500
Total gross	500		500		500
Net revenue			$ 100		$ 100
Affiliate sales percentage			2.00%		2.00%
Maximum [Member]
Significant Accounting Policies and Practices (Details) [Line Items]
Contract amounts for partner and monthly services clients			$ 7,500		$ 7,500
Fixed fees			110,000		110,000
Branded challenges			25,000		25,000
Branded articles			7,500		7,500
Total gross	$ 50,000		50,000		50,000
Net revenue			$ 20,000		$ 20,000
Affiliate sales percentage			20.00%		20.00%
Subscription Arrangement [Member]
Significant Accounting Policies and Practices (Details) [Line Items]
Payment related percentage, description					Vocal+ is a premium subscription offering for Vocal creators. In addition to joining for free, Vocal creators now have the option to sign up for a Vocal+ membership for either $9.99 monthly or $99 annually, though these amounts are subject to promotional discounts and free trials. Vocal+ subscribers receive access to value-added features such as increased rate of cost per mille (thousand) (“CPM”) monetization, a decreased minimum withdrawal threshold, a discount on platform processing fees, member badges for their profiles, access to exclusive Vocal+ Challenges, and early access to new Vocal features. Subscription revenues stem from both monthly and annual subscriptions, the latter of which is amortized over a twelve-month period. Any customer payments received are recognized over the subscription period, with any payments received in advance being deferred until they are earned.
Fair Value, Recurring [Member]
Significant Accounting Policies and Practices (Details) [Line Items]
Marketable equity securities						62,733
Impairment of debt security					62,733	$ 50,000
Fair Value, Nonrecurring [Member]
Significant Accounting Policies and Practices (Details) [Line Items]
Impairment of debt security					$ 102,096